SEGMENT INFORMATION - Summary of Revenue by Segment (Details) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Revenue from External Customer [Line Items]
Revenues	$ 2,329,714				$ 2,302,259
Revenues, net	2,329,714	$ 2,359,808	$ 2,322,521	$ 2,322,362	2,302,259	$ 2,305,901	$ 2,260,221	$ 823,501	$ 627,589	$ 9,306,950	$ 6,017,212
Pay TV
Revenue from External Customer [Line Items]
Revenues	1,033,708				1,083,878
Revenues, net		1,049,135	1,069,946	1,071,163	1,083,878	1,072,996	1,066,019	370,122	279,736	4,274,122	2,788,873
Broadband
Revenue from External Customer [Line Items]
Revenues	701,621				625,918
Revenues, net		681,779	658,278	642,620	625,918	614,383	594,932	245,568	196,691	2,608,595	1,651,574
Telephony
Revenue from External Customer [Line Items]
Revenues	166,038				180,961
Revenues, net		169,064	172,479	178,261	180,961	184,347	185,834	55,855	39,735	700,765	465,771
Business services and wholesale
Revenue from External Customer [Line Items]
Revenues	333,090				319,420
Revenues, net		330,510	324,642	323,641	319,420	314,578	309,366	111,193	84,404	1,298,213	819,541
Advertising
Revenue from External Customer [Line Items]
Revenues	87,582				83,361
Revenues, net		121,712	89,292	97,501	83,361	110,764	90,555	29,843	20,887	391,866	252,049
Other
Revenue from External Customer [Line Items]
Revenues	7,675				8,721
Revenues, net		$ 7,608	$ 7,884	$ 9,176	8,721	$ 8,833	$ 13,515	$ 10,920	$ 6,136	33,389	39,404
Operating Segments | Cablevision Systems Corp.
Revenue from External Customer [Line Items]
Revenues	1,651,294				1,641,987
Revenues, net										6,650,326	3,444,052
Operating Segments | Cablevision Systems Corp. | Pay TV
Revenue from External Customer [Line Items]
Revenues	763,720				802,194
Revenues, net										3,175,097	1,668,348
Operating Segments | Cablevision Systems Corp. | Broadband
Revenue from External Customer [Line Items]
Revenues	440,351				396,333
Revenues, net										1,649,771	817,160
Operating Segments | Cablevision Systems Corp. | Telephony
Revenue from External Customer [Line Items]
Revenues	135,585				146,557
Revenues, net										570,871	311,832
Operating Segments | Cablevision Systems Corp. | Business services and wholesale
Revenue from External Customer [Line Items]
Revenues	234,172				228,544
Revenues, net										922,691	468,632
Operating Segments | Cablevision Systems Corp. | Advertising
Revenue from External Customer [Line Items]
Revenues	74,643				65,132
Revenues, net										321,149	163,678
Operating Segments | Cablevision Systems Corp. | Other
Revenue from External Customer [Line Items]
Revenues	2,823				3,227
Revenues, net										10,747	14,402
Operating Segments | Cequel Corp.
Revenue from External Customer [Line Items]
Revenues	682,549				660,272
Revenues, net										2,659,416	2,573,160
Operating Segments | Cequel Corp. | Pay TV
Revenue from External Customer [Line Items]
Revenues	269,988				281,684
Revenues, net										1,099,025	1,120,525
Operating Segments | Cequel Corp. | Broadband
Revenue from External Customer [Line Items]
Revenues	261,270				229,585
Revenues, net										958,824	834,414
Operating Segments | Cequel Corp. | Telephony
Revenue from External Customer [Line Items]
Revenues	30,453				34,404
Revenues, net										129,894	153,939
Operating Segments | Cequel Corp. | Business services and wholesale
Revenue from External Customer [Line Items]
Revenues	98,918				90,876
Revenues, net										375,522	350,909
Operating Segments | Cequel Corp. | Advertising
Revenue from External Customer [Line Items]
Revenues	17,068				18,229
Revenues, net										73,509	88,371
Operating Segments | Cequel Corp. | Other
Revenue from External Customer [Line Items]
Revenues	4,852				$ 5,494
Revenues, net										22,642	$ 25,002
Eliminations
Revenue from External Customer [Line Items]
Revenues	(4,129)
Revenues, net										(2,792)
Eliminations | Pay TV
Revenue from External Customer [Line Items]
Revenues	0
Revenues, net										0
Eliminations | Broadband
Revenue from External Customer [Line Items]
Revenues	0
Revenues, net										0
Eliminations | Telephony
Revenue from External Customer [Line Items]
Revenues	0
Revenues, net										0
Eliminations | Business services and wholesale
Revenue from External Customer [Line Items]
Revenues	0
Revenues, net										0
Eliminations | Advertising
Revenue from External Customer [Line Items]
Revenues	(4,129)
Revenues, net										(2,792)
Eliminations | Other
Revenue from External Customer [Line Items]
Revenues	$ 0
Revenues, net										$ 0